Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

	Six Months Ended June 30,
	2023	2022
Revenue by timing
Over time	$823	$1,524
Point-in time	2,361	864
Total revenue	$3,184	$2,388

Information about the Company’s revenue by geography is as follows:

	Six Months Ended June 30,
	2023	2022
Revenue by geography (1)
Asia Pacific	$269	$1,525
Europe	993	—
North America	1,879	521
South America	43	342
Total revenue	$3,184	$2,388
(1)Revenue by geography is based on the geographical location of the customer.

Schedule of Contract with Customer, Contract Asset, Contract Liability, and Receivable	Amounts included in Contract liabilities are as follows:

	June 30,	December 31,
	2023	2022
Non-current	$1,000	$1,000
Current	2,300	1,941
Total	$3,300	$2,941

Schedule of Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction	The following table represents the total transaction price for the remaining performance obligations as of June 30, 2023 related to non-cancellable contracts longer than 12-months in duration that is expected to be recognized over future periods.

	Within 1 Year	Years 1-2	Years 2-3	Thereafter
Remaining performance obligations	$4,714	$11,889	$3,000	$—